Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies [abstract]
Commitments and contingencies
21.	Commitments and contingencies

Commitments

Lucid-MS Agreement

The Company has entered into a license agreement that governs the Lucid-MS compound. Under the terms of the agreement, the Company shall pay a yearly license maintenance fee of C$50,000 until the first commercial sale of a product is made.

Under the agreement the Company is committed to minimum milestone payments of $Nil and maximum milestone payments of C$9,375,000 if all product development and regulatory milestones are met. Furthermore, the Company is also responsible for paying revenue milestone payments and royalties if revenue milestones from commercial sales are achieved. Milestones can be extended by mutual agreement. No payments have been made to date related to these milestones.

Contingencies

Legal Matters

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimated at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to the consolidated statements of loss and comprehensive loss in that year.

GBB Drink Lab, Inc. (“GBB”)

On May 12, 2023, the Company announced that it had received a lawsuit filed in S.D. Fla. by GBB against the Company, alleging breach of a mutual non-disclosure agreement and misappropriation of trade secrets. GBB claimed that its assets were valued at US$53,047,000 as of August 30, 2022 (prior to the misappropriation and material breach).

On June 23, 2023, the Company filed a motion to dismiss the complaint. On July 3, 2023, GBB responded in opposition to the Company’s motion to dismiss the complaint. On August 24, 2023, the parties filed a proposed joint scheduling report with the S.D. Fla., which set forth various deadlines that would govern this action. Under the proposed joint schedule, the case was supposed to be trial-ready by November 30, 2024. On January 8, 2024, the S.D. Fla. denied the Company’s request to dismiss the lawsuit.

On January 22, 2024, the Company filed a third-party complaint against Joseph Romano (a former director of the Company) and a counterclaim against GBB. The Company alleged that Mr. Romano breached his fiduciary duty by providing or fabricating confidential information to GBB, and that GBB aided and abetted this breach. On October 9, 2024, Judge Melissa Damian denied Mr. Romano’s motion to dismiss, finding that the Company plausibly alleged Romano breached fiduciary duties, including his duties of loyalty, confidentiality, and to act in the Company’s best interests. GBB and Romano then denied the allegations in their respective answers.

Discovery concluded in July 2025, and on July 21, 2025, the parties filed various pre-trial motions, including summary judgment motions. On October 9, 2025, the Court granted the motion for the Company’s current counsel, Given Pursley LLP, to appear, officially appointing them and relieving prior counsel, Blank Rome LLP. A status conference was held on December 16, 2025, where the Court ruled on several pending motions. The Court granted Mr. Romano’s motion for summary judgment, dismissing all claims against him. The Court reserved ruling on the Company’s motion for summary judgment, ordering supplemental briefing on the issue of whether GBB has been standing to pursue its claims after selling its assets to a third party. The trial, previously set for January 2026, has been continued.

The parties filed supplemental briefs addressing standing in accord with the Court’s order. But GBB then filed a reply brief. On February 17, 2026, the Company filed a motion to strike GBB’s reply brief and accompanying exhibits, arguing that the filing was unauthorized. On February 18, 2026, GBB filed a response in opposition to the motion to strike. And, as of the date of this annual report, the Court has not yet ruled on standing or the Company’s pending summary judgment motion.

Raza Bokhari

On May 21, 2025, the Company entered into a comprehensive settlement agreement with Dr. Raza Bokhari, its former CEO, resolving all outstanding litigation in Canada and the U.S. This concludes disputes originating from Dr. Bokhari’s 2021 termination and subsequent legal actions, including:

●	A wrongful dismissal arbitration (initially claiming $30.2 million), dismissed in 2022 with costs awarded to the Company.

●	Multiple court proceedings related to share cancellations, indemnification claims, and U.S. enforcement of arbitration awards.

The Company received a one-time payment of $2,350,000, recorded as other income during the year ended December 31, 2025. All outstanding cost awards and claims were mutually waived.

This settlement eliminated all future legal uncertainties and associated costs, which confirmed a $2.35 million payment from Dr. Bokhari to fully resolve all outstanding claims in Canada and the United States.

Deferred Income

On December 24, 2024, the Company entered into a Prepaid Forward Purchase Agreement (the “Purchase Agreement”) with Sports Coat LLC (“Buyer”). Under the terms of the agreement, the Buyer agreed to provide financing of US$1,000,000 to the Company in exchange for the right to receive a portion of the proceeds from certain ongoing litigations.

These litigations include, but are not limited to, claims relating to either:

●	Alleged market manipulation involving FSD Pharma Inc., Quantum BioPharma Ltd., or any other related entity; or

●	Matters involving Dr. Raza Bokhari.

The financing provided under the Purchase Agreement is non-recourse, which stipulates that the Company is not obligated to repay the $1,000,000 if no proceeds are realized from the litigations. The Buyer assumes the risk of loss in the event of non-collection of litigation proceeds. The agreement does not include a predefined repayment schedule, a specified due date, or a general pledge of the Company’s assets as collateral for repayment.

The Purchase Agreement specifies events of default, including failure to pay amounts due, breach of material terms, termination of legal representation without cause, misrepresentation, misappropriation of litigation proceeds, insolvency, or challenges to the agreement’s validity. In such cases, the Buyer may declare the full amount immediately due and enforce its security interest.

The Company received the full $1,000,000, which has been recorded as deferred income as at December 31, 2024.

During the year ended December 31, 2025, the Company received $2,350,000 in litigation proceeds as part of a settlement related to the Raza Bokhari Claims. In accordance with the agreement with the Buyer, the Company paid $1,420,000 to the Buyer, representing the full repayment of the principal and the additional return calculated under the Purchase Agreement. The $1,000,000 initially recorded as deferred income was recognized as other income during the year ended December 31, 2025. The remaining settlement proceeds of $930,000 were also recognized as other income.

Lawsuit against CIBC World Markets, RBC Dominion Securities, and John Does 1-10

On October 20, 2024, the Company filed a complaint in the U.S. District Court for the Southern District of New York against CIBC World Markets, Inc., RBC Dominion Securities Inc., and John Does 1-10. The complaint alleges market manipulation through spoofing activities between January 1, 2020, and August 15, 2024. The Company is seeking damages of more than US$700 million. On May 1, 2025, the Company filed an amended complaint, in response to the Motion to Dismiss filed by the banks on January 31, 2025.

The complaint alleges that between January 1, 2020, and August 15, 2024, the defendants engaged in “spoofing,” an unlawful trading practice, to manipulate the market price of Quantum’s shares. The complaint details that the defendants placed thousands of spoofing orders to sell, creating the illusion that Quantum’s share price was declining. This practice allegedly “tricked” other investors into selling their shares at lower prices, driving the company’s share price downward. The defendants then purchased shares at artificially depressed prices, positioning themselves to profit when the market price rebounded. The Company claims to have suffered significant damage and seeks to recover more than USD $700 million. It alleges that it sold approximately 90 million shares of its stock on U.S. and Canadian exchanges during the relevant period at artificially depressed prices due to the defendants’ spoofing activities. The complaint names CIBC World Markets, Inc., RBC Dominion Securities Inc., and John Does 1 through 10 as defendants. It asserts three claims for relief: violation of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5(a) and (c), violation of Section 9(a)(2) of the Securities Exchange Act of 1934, and New York Common Law Fraud.

The defendants filed a motion to dismiss on June 16, 2025, and the Company is awaiting the decision from the U.S. District Court for the Southern District of New York.